Redeemable Preferred Interest in Subsidiary (Q3) (Details) - One Water Assets & Operations [Member] - USD ($) $ in Millions		9 Months Ended
	Feb. 11, 2020	Jun. 30, 2020	Sep. 30, 2016
Redeemable Preferred Interest in Subsidiary [Abstract]
Units outstanding (in shares)			100,000
Preferred units outstanding (in shares)			68,000
Preferred interest rate of return		10.00%
Preferred interest redemption period		5 years
Amount of cash to fully redeem the preferred interest	$ 89.2